Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2025
Property, Plant and Equipment [Abstract]
Schedule of vessels, net
Vessels, net are comprised of the following:

	Vessel Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2024	$1,551,605	$(460,087)	$1,091,518
Transfer from Advances for vessels	148,368	—	148,368
Vessels sale	(61,734)	24,301	(37,433)
Depreciation	—	(58,135)	(58,135)
Balance, December 31, 2024	$1,638,239	$(493,921)	$1,144,318
Transfer from Advances for vessels	39,937	—	39,937
Vessels sale	(53,768)	34,975	(18,793)
Depreciation	—	(59,878)	(59,878)
Balance, December 31, 2025	$1,624,408	$(518,824)	$1,105,584